Operating Segments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	R$ 57,384,156	R$ 55,819,074
CURRENT ASSETS	13,041,808	13,715,730
Non-current assets	44,342,348	42,103,344
Long term assets	15,315,121	16,343,437
Noncurrent investment	3,577,937	3,511,797
Property, plant and equipment	8,516,697	10,825,421
Intangible assets other than goodwill	16,623,610	11,170,089
Right of use Asset	308,983	252,600
Elimination of intersegment amounts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	(1,902,758)	(2,997,258)
CURRENT ASSETS	(2,975,940)	(1,864,481)
Non-current assets	1,073,182	(1,132,777)
Long term assets	(380,976)	(633,391)
Noncurrent investment	0	0
Property, plant and equipment	0	(577,205)
Intangible assets other than goodwill	1,454,158	99,093
Right of use Asset	0	(21,274)
Electricity GET [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	29,552,246	26,663,528
CURRENT ASSETS	4,796,497	3,841,190
Non-current assets	24,755,749	22,822,338
Long term assets	7,418,447	6,966,439
Noncurrent investment	3,411,005	3,345,350
Property, plant and equipment	8,428,157	11,060,949
Intangible assets other than goodwill	5,365,916	1,341,216
Right of use Asset	132,224	108,384
Electricity Energy DIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	23,567,303	21,831,127
CURRENT ASSETS	6,769,769	5,153,666
Non-current assets	16,797,534	16,677,461
Long term assets	6,847,655	8,229,821
Noncurrent investment	442	443
Property, plant and equipment	0	0
Intangible assets other than goodwill	9,788,358	8,317,327
Right of use Asset	161,079	129,870
Electricity Energy COM [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	1,447,083	1,824,990
CURRENT ASSETS	916,049	1,074,359
Non-current assets	531,034	750,631
Long term assets	520,427	740,114
Noncurrent investment	0	0
Property, plant and equipment	702	770
Intangible assets other than goodwill	5,731	5,784
Right of use Asset	4,174	3,963
SER [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	149,155
CURRENT ASSETS	48,889
Non-current assets	100,266
Long term assets	15,084
Noncurrent investment	0
Property, plant and equipment	80,590
Intangible assets other than goodwill	901
Right of use Asset	3,691
GAS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS		1,023,624
CURRENT ASSETS		240,017
Non-current assets		783,607
Long term assets		73,274
Noncurrent investment		0
Property, plant and equipment		0
Intangible assets other than goodwill		699,697
Right of use Asset		10,636
Holding And Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	4,571,127	6,026,072
CURRENT ASSETS	3,486,544	4,994,382
Non-current assets	1,084,583	1,031,690
Long term assets	894,484	795,749
Noncurrent investment	166,490	166,004
Property, plant and equipment	7,248	52,305
Intangible assets other than goodwill	8,546	7,247
Right of use Asset	R$ 7,815	10,385
Reclassifications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS		1,446,991
CURRENT ASSETS		276,597
Non-current assets		1,170,394
Long term assets		171,431
Noncurrent investment		0
Property, plant and equipment		288,602
Intangible assets other than goodwill		699,725
Right of use Asset		R$ 10,636